Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas	The following table presents revenues by geographic areas for the years ended September 30, 2024, 2023 and 2022, respectively.
	September 30, 2024		September 30, 2023		September 30, 2022
Country/Region	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Mainland China	$29,956,914	92%	$52,121,372	91%	$96,449,118	92%
Hong Kong and Taiwan	2,395,542	7%	5,404,328	9%	8,948,112	8%
Others	110,757	1%	-	-%	19,516	-%
Total	$32,463,213	100%	$57,525,700	100%	$105,416,746	100%